Commitments And Contingencies - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 17, 2009	Mar. 31, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 25, 2007
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited			$ 22,070	$ 46,694
Operating lease rental expenses			3,131	2,595	$ 2,453
Minimum operating lease payment, 2018			3,711
Minimum operating lease payment, 2019			3,070
Minimum operating lease payment, 2020			1,541
Minimum operating lease payment, 2021			1,159
Minimum operating lease payment, 2022			65
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection			81,165	75,946
Adversary proceeding pending on litigation filled by AASI creditor liquidating trust	$ 854
Litigation settlement expenses		$ 220
All American
Commitments and Contingencies Disclosure [Line Items]
Unpaid accounts receivable from distributor, filed for Chapter 11 bankruptcy protection						$ 256
Distribution claim received as beneficiary			265
FCI
Commitments and Contingencies Disclosure [Line Items]
Restricted cash deposited			$ 468	$ 415